Average Annual Total Returns		12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.49%	12.49%
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.49%	12.49%
AllianzIM U.S. Equity Buffer15 Uncapped Jan ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.39%	7.39%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.93%										11.49%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.93%										11.49%
AllianzIM U.S. Equity Buffer15 Uncapped Apr ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.47%										8.84%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF
Prospectus [Line Items]
Average Annual Return, Percent		10.56%									14.77%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.56%									14.77%
AllianzIM U.S. Equity Buffer15 Uncapped May ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.25%									11.38%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.34%								13.03%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.34%								13.03%
AllianzIM U.S. Equity Buffer15 Uncapped Jun ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.71%								10.01%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.81%							11.98%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.81%							11.98%
AllianzIM U.S. Equity Buffer15 Uncapped Jul ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.99%							9.19%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.21%						12.17%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.21%						12.17%
AllianzIM U.S. Equity Buffer15 Uncapped Aug ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.23%						9.33%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.08%					11.52%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.08%					11.52%
AllianzIM U.S. Equity Buffer15 Uncapped Sep ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.15%					8.81%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.15%				10.86%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.15%				10.86%
AllianzIM U.S. Equity Buffer15 Uncapped Oct ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.19%				8.30%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF
Prospectus [Line Items]
Average Annual Return, Percent		12.92%			13.25%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.92%			13.25%
AllianzIM U.S. Equity Buffer15 Uncapped Nov ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.65%			10.12%
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF
Prospectus [Line Items]
Average Annual Return, Percent		11.32%		8.63%
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		11.32%		8.63%
AllianzIM U.S. Equity Buffer15 Uncapped Dec ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.70%		6.58%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(1)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.39%	16.39%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(2)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.39%										16.20%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(3)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	16.39%									20.17%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(4)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	16.39%								17.82%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(5)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	16.39%							16.15%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(6)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	16.39%						16.34%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(7)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	16.39%					15.46%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(8)
Prospectus [Line Items]
Average Annual Return, Percent	[8]	16.39%				14.75%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(9)
Prospectus [Line Items]
Average Annual Return, Percent	[9]	16.39%			16.89%
S&P 500® Price Index (reflects no deduction for fees, expenses, or taxes)(10)
Prospectus [Line Items]
Average Annual Return, Percent	[10]	16.39%		12.33%

[1]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[2]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[3]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[4]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[5]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[6]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[7]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[8]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[9]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.
[10]	The S&P 500® Price Index is a price return index, which tracks the price of its component securities and excludes dividends.